Commitments and Contingencies (Details) (USD $)	9 Months Ended	0 Months Ended	9 Months Ended		23 Months Ended	0 Months Ended		1 Months Ended			0 Months Ended
	Sep. 30, 2013	Apr. 15, 2013 Merion Capital, L.P	Sep. 30, 2013 Merion Capital, L.P	Dec. 31, 2012 Merion Capital, L.P	Mar. 10, 2010 AMR Predecessor item	Sep. 12, 2006 Violation of the federal anti-kickback statute Predecessor	Sep. 12, 2006 Violation of the federal anti-kickback statute AMR Predecessor	Sep. 30, 2006 Violation of the federal anti-kickback statute AMR Predecessor	May 31, 2011 Subpoena from the DOJ Predecessor	May 31, 2011 Subpoena from the DOJ AMR	May 20, 2011 Subpoena from the DOJ AMR Predecessor
Commitments and Contingencies
Amount paid for settlement						$ 9,000,000	$ 9,000,000
Term of CIA								5 years	5 years	5 years
Settlement amount to resolve the claims		52,100,000									2,700,000
Payment of dissenting shareholder settlement	13,717,000		13,700,000
Payment of dissenting shareholder settlement	38,336,000		38,300,000
Number of lawsuits purporting to be class actions filed					4
Legal settlement costs			8,400,000
Accrued interest included in reserve for unpaid merger consideration			$ 1,900,000	$ 3,500,000